UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-01311
The GAMCO Mathers Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO Mathers Fund
First Quarter Report
March 31, 2011
Henry G. Van der Eb, CFA
To Our Shareholders,
     The Sarbanes-Oxley Act’s corporate governance regulations require a Fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.
     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.
     We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

Sincerely yours,

Bruce N. Alpert
Executive Vice President

May 26, 2011

GAMCO Mathers Fund
Schedule of Investments — March 31, 2011 (Unaudited)

Principal		Market
Amount		Value
	SHORT-TERM OBLIGATIONS — 100.0%
	Repurchase Agreements — 1.0%
$212,278	State Street Bank & Trust Co., 0.010%, dated 03/31/11, due 04/01/11, proceeds at maturity, $212,278 (a)	$212,278

	U.S. Treasury Bills — 99.0%
20,400,000	U.S. Treasury Bill, 0.110%†, 04/21/11 (b)	20,398,753

	TOTAL SHORT-TERM OBLIGATIONS	20,611,031

	TOTAL INVESTMENTS — 100.0% (Cost $20,611,031)	$20,611,031

	Aggregate tax cost	$20,799,990

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(188,959)

	Net unrealized appreciation/depreciation	$(188,959)

Shares
	SECURITIES SOLD SHORT — (3.9)%
	Consumer Products — (0.1)%
500	Harley-Davidson Inc.	21,245

	Exchange Traded Funds — (3.4)%
500	iShares MSCI Emerging Markets Index Fund	24,345
2,000	iShares Russell 2000 Index	168,340
2,000	Powershares QQQ Trust, Series 1	114,860
1,500	SPDR Dow Jones Industrial Average ETF Trust	184,530
1,500	SPDR S&P 500 ETF Trust	198,765

		690,840

	Retail — (0.4)%
1,500	Tiffany & Co.	92,160

	TOTAL SECURITIES SOLD SHORT (Proceeds received $774,098)	$804,245

	Aggregate proceeds	$774,098

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(30,147)

	Net unrealized appreciation/depreciation	$(30,147)

(a)	Collateralized by $215,000 U.S. Treasury Note, due 04/30/12, market value $217,400.

(b)	At March 31, 2011, $1,000,000 of the principal amount was pledged as collateral for securities sold short.

†	Represents annualized yield at date of purchase.
See accompanying notes to schedule of investments.

GAMCO Mathers Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

GAMCO Mathers Fund
Notes to Schedule of Investments (Continued) (Unaudited)
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Investments in	Investments in
	Securities	Securities
	(Market Value)	(Market Value)
Valuation Inputs	Assets	Liabilities
Level 1 — Quoted Prices*	—	$(804,245)
Level 2 — Other Significant Observable Inputs*	$20,611,031	—

Total	$20,611,031	$(804,245)

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of Repurchase Agreements and U.S. Treasury Bills. Please refer to the SOI for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
There were no Level 3 investments held at March 31, 2011 or December 31, 2010.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The repurchase agreement the Fund held at March 31, 2011 is reflected within the Schedule of Investments.

GAMCO Mathers Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at March 31, 2011, are reflected within the Schedule of Investments.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.

GAMCO Mathers Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,199,477 which are available to reduce future required distributions of net capital gains to shareholders. $670,201 of the loss carryforward is available through 2011; $280,466 is available through 2012; $1,096,894 is available through 2014; and $151,916 is available through 2018.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a Fund shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Mathers Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
M. Bruce Adelberg
Consultant
MBA Research Group
E. Val Cerutti
Chief Executive Officer
Cerutti Consultants, Inc.
Anthony S. Colavita
Attorney
Anthony S. Colavita, P.C.
Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus
Pace University
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Henry G. Van der Eb, CFA
President and Chief
Executive Officer
GAMCO Mathers Fund
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.

Officers and Portfolio Manager

Henry G. Van der Eb, CFA
President and
Portfolio Manager
Bruce N. Alpert
Executive Vice President
and Secretary
Agnes Mullady
Treasurer
Anne E. Morrissy, CFA
Executive Vice President
Heidi M. Koontz
Vice President
Edith L. Cook
Vice President
Peter D. Goldstein
Chief Compliance Officer

Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB1726Q111SR
GAMCO
GAMCO Mathers Fund
FIRST QUARTER REPORT
MARCH 31, 2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   The GAMCO Mathers Fund

By (Signature and Title)*	/s/ Henry G. Van der Eb Henry G. Van der Eb, Chief Executive Officer
Date   5/25/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry G. Van der Eb Henry G. Van der Eb, Chief Executive Officer
Date   5/25/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date   5/31/11

*	Print the name and title of each signing officer under his or her signature.